Schedule of related party transactions (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 17,176,161	$ 15,929,773
Brandt business services sdn bhd [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 2,332,646